Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset, Impairment	$ 24,665,564
Intangible asset, Amortization	205,424	88,764
Intangible asset, Acquisitions		12,936,374
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		2,264,147
Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	9,927
Intangible asset at ending	492	9,927
Licences [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	22,198,667
Intangible asset at ending	3,799,190	22,198,667
Intangible assets other than goodwill [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	22,208,594
Intangible asset at ending	3,799,682	22,208,594
Gross carrying amount [member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	18,181
Intangible asset, Acquisitions		17,548
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Intangible asset, Movement in exchange rates	1,373	633
Intangible asset at ending	19,554	18,181
Gross carrying amount [member] | Licences [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	24,663,489	389,456
Intangible asset, Acquisitions		24,648,224
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(350,670)
Intangible asset, Movement in exchange rates	809	(23,521)
Intangible asset at ending	24,664,298	24,663,489
Gross carrying amount [member] | Intangible assets other than goodwill [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	24,681,670	389,456
Intangible asset, Acquisitions		24,665,772
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(350,670)
Intangible asset, Movement in exchange rates	2,182	(22,888)
Intangible asset at ending	24,683,852	24,681,670
Accumulated depreciation and amortisation [member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	8,254
Intangible asset, Amortization	7,525	7,550
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.
Intangible asset, Movement in exchange rates	1,213	704
Intangible asset at ending	16,992	8,254
Accumulated depreciation and amortisation [member] | Licences [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	2,464,822	130,354
Intangible asset, Amortization	2,464,823	2,464,822
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(140,268)
Intangible asset, Movement in exchange rates		9,914
Intangible asset at ending	4,929,645	2,464,822
Accumulated depreciation and amortisation [member] | Intangible assets other than goodwill [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	2,473,076	130,354
Intangible asset, Amortization	2,472,348	2,472,372
Intangible asset, Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd.		(140,268)
Intangible asset, Movement in exchange rates	1,213	10,618
Intangible asset at ending	4,946,637	2,473,076
Accumulated impairment [member] | Cost [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset, Impairment	2,070
Intangible asset at ending	2,070
Accumulated impairment [member] | Licences [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset, Impairment	15,935,463
Intangible asset at ending	15,935,463
Accumulated impairment [member] | Intangible assets other than goodwill [member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset, Impairment	15,937,533
Intangible asset at ending	$ 15,937,533